ROBERTSON STEPHENS MUTUAL FUNDS
THE GLOBAL NATURAL RESOURCES FUND
ANNUAL REPORT
DECEMBER 31, 1995

GLOBAL NATURAL RESOURCES

THE GLOBAL NATURAL RESOURCES FUND ANNUAL RESULTS


FUND PHILOSOPHY

THE GLOBAL NATURAL RESOURCES FUND seeks to achieve long-term capital appreciation by investing in companies principally engaged in the discovery, development, production, or distribution of natural resources, the development of technologies for the production or efficient use of natural resources, or the furnishing of related supplies or services.


CONTENTS

Fund Highlights  1
Report to Shareholders  2
Fund Performance  8
Portfolio Summary  9
Schedule of Net Assets  10
Statement of Net Assets  12
Statement of Operations  13
Statement of Changes in Net Assets  14
Financial Highlights  15
Notes to Financial Statements  16
Independent Accountants' Report  20
Administration  20

                                                    ROBERTSON STEPHENS & COMPANY

FUND HIGHLIGHTS

FUND FOCUS
The Fund concentrates on commodities-based industries such as energy, metals, chemicals, paper, and forest products.

COMMITMENT
You will not see us invest in retail growth stocks, financials or any other non-commodity-based industries in an attempt to catch a "hot" industry.

RECENT PAST TOUGH FOR NATURAL RESOURCES
For the last 15 years, the natural resources sector has been one of the worst performing sectors. In fact, it has been a 15-year bear market in natural resource stocks...and a 15-year bull market in financial assets.

IMPROVING SUPPLY MANAGEMENT
In a number of commodities-based industries we are now seeing a rationalization of capacity and supply restrictions.

GROWTH IN DEMAND
World commodities demand is being led by the Asia 8 (A8) -- China, Korea, Hong Kong, Taiwan, Thailand, Malaysia, Singapore, and Indonesia.

OUR PROCESS
We like to get out of the office and visit managements and operating locations. We want an understanding of the unit economics of the business and the company's capital allocation process.

LOW CORRELATION TO S&P 500 INDEX
The natural resources asset class can be viewed as a good means of diversifying away from the broad market. Historically, this sector has had a low correlation to the S&P 500 Index.

THE GLOBAL NATURAL RESOURCES FUND ANNUAL RESULTS

[PHOTO - FUND MANAGER]

DEAR SHAREHOLDER:


The Robertson Stephens Global Natural Resources Fund is one of the newest funds in the Robertson Stephens family of funds. It concentrates on commodities-based industries such as energy, metals, chemicals, paper, and forest products. You will not see us invest in retail growth stocks, financials or any other non-commodities-based industries in an attempt to catch a "hot" industry. Our mandate is natural resources, and we intend to stick to it!

The Fund opened on November 15, 1995, and was up 1.2% for the year. We believe six weeks is not enough time to judge our capabilities. In fact, we think a time horizon of at least three years is more appropriate for evaluating a portfolio manager. If this is the case, then how do you evaluate any fund in the first three years? We think you should look at the people, the process, and the positioning. Before tackling these issues, I want to briefly review investing in natural resource stocks.

                                                   ROBERTSON, STEPHENS & COMPANY

15-YEAR BEAR MARKET
For the last 15 years, natural resources has been one of the worst performing sectors. In fact, it's been a 15-year bear market in natural resource stocks...and a 15-year bull market in financial assets (See Table 1.) The consensus opinion is that inflation, which is believed to be the main kicker behind strong natural resource returns, is dead. Others say that oil prices have been sluggish and that the Iraqis will soon be able to sell oil and further depress prices.

SUPPLY MANAGEMENT
If these statistics and comments haven't depressed you and you're still reading this, let me explain why we are now excited about natural resource stocks. We believe that the supply and demand fundamentals are beginning to improve, cash flows are increasing, and the stocks are cheap. We think there's been a change in commodities-based industries from supply growth to supply management. Historically, most of these companies built capacity in an attempt to grow revenues. This strategy destroyed shareholder wealth as most of these companies did not earn an adequate return on their additions to capacity. In a number of commodities-based industries we are now seeing a rationalization of capacity and supply restrictions.

The aluminum industry is a good example. Companies are lowering costs, and the rates of return on capital are now beginning to exceed the cost of capital. This is being accomplished in a "noninflationary," some might say deflationary, environment.

One of the largest sources of new supply for a number of commodities has been the Former Soviet Union (FSU). Its economic deterioration and need for hard currency has necessitated a significant increase in commodity exports. They now appear to have reached their export capacity, and their plants are badly in need of maintenance and environmental investments. Either the FSU economy improves and internal demand picks up (reducing export availability) or the FSU implodes. Both would likely have a positive impact on commodity prices.


Table 1. Natural Resources Sector Relative to the Broader Market (S&P 500 Index)


                     NATURAL RESOURCES
                                SECTOR         VARIANCE WITH
TRAILING                TOTAL RETURN %           +/- S&P 500
------------------------------------------------------------
6 mo.                             2.69                -12.19
1 yr.                            13.06                -23.88
3 yr.                            11.90                 -3.16
5 yr.                             8.45                 -8.33
10 yr.                            8.37                 -6.83
15 yr.                            6.63                 -7.78
-------------------------------------------------------------

Source: Morningstar data to 11/30/95.

"World industrial production growth could conceivably EXCEED 4% ANNUALLY in the next two years -- four times greater than in the early 1990s."

THE GLOBAL NATURAL RESOURCES FUND ANNUAL RESULTS

[PHOTO]

G. RANDY HECHT
President
Robertson Stephens
Investment Trust

INVESTMENT TEAM
RESEARCH
Borden Putnam III

TRADING
Christopher Beagle
Catherine O'Neill

ADMINISTRATION
Jodi Daprano


Table 2. G7 + A8 Industrial Production - Growth Forecasts


ANNUAL % CHANGE         1995           1996           1997          1998

U.S.                    3.4%           2.9%           2.9%           1.6%

Japan                   2.9            2.0            4.4            3.0

Germany                 1.1            1.4            3.2            2.3

France                  1.5            2.0            3.2            2.2

Italy                   4.0            3.5            3.0            2.0

U.K.                    2.3            2.5            2.8            1.5

Canada                  3.0            2.7            3.0            2.0

G7                      2.9%           2.5%           3.2%           2.0%

China                  15.8           14.0           12.5            8.2

Korea                  11.7            8.5            7.5            6.5

Hong Kong               1.3            0.8            2.0            3.0

Taiwan                  6.4            5.7            6.0            4.0

Thailand               11.3           10.6           10.0            8.0

Malaysia               14.2           12.0           10.0            7.0

Singapore               9.0            8.0            6.0            5.0

Indonesia              12.1           11.0           11.0           10.0

A8                     11.2%           9.5%           8.8%           6.7%

G7 + A8                 4.7%           4.1%           4.6%           3.2%

Sources: Consensus Forecasts, Prudential-Bache Securities Aust.


DEMAND GROWTH

We are also seeing changes on the demand side. World commodities demand is being led by the Asia 8 (A8) -- China, Korea, Hong Kong, Taiwan, Thailand, Malaysia, Singapore, and Indonesia. Combined, they

                                                   ROBERTSON, STEPHENS & COMPANY

make up 50% of world industrial production growth despite a weighting of only 20% in the G7 (the seven major industrialized countries) plus A8 aggregate statistics. World industrial production growth could exceed 4% annually in the next two years -- which would be four times greater than in the early 1990s. (See Table 2.)

We believe this strong, long-term demand growth may lead to shortages and increasing prices. In the short term, investors seem focused on consumers' "de-stocking" and the slower U.S. and European growth expected in the first half of 1996.

PER CAPITA CONSUMPTION
The annual per capita consumption figures for the developing countries also have positive implications for commodities-based industries. For example, the following table illustrates the intensity of oil consumption per capita in developing versus industrialized countries. As the standard of living improves in developing countries, we would expect their per capita consumption of commodities to increase significantly.
(See Table 3.)

In our long-term bullish story, we see favorable fundamentals in a number of commodities-based industries:

*  Supply restraint

*  Renewed demand growth, led by the Asia 8

*  A 15-year bear market in the stocks



Table 3.
Per Capita Oil Consumption for Selected Countries, 1993

                                                              ANNUAL PER CAPITA
                               POPULATION   OIL CONSUMPTION     OIL CONSUMPTION
COUNTRY                            (MIL.)       (MIL. BBL.)              (BBL.)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
DEVELOPING COUNTRIES
-------------------------------------------------------------------------------
India                                850            473              0.6
China                              1,118          1,082              1.0
Brazil                               153            496              3.3
South Africa                          40            141              3.6
Mexico                                88            569              6.5
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INDUSTRIALIZED COUNTRIES
-------------------------------------------------------------------------------
U.K.                                  57            653             11.4
Italy                                 58            695             12.1
France                                56            717             12.7
Japan                                124          1,995             16.1
Germany                               62          1,066             17.2
U.S.                                 250          5,990             23.9
-------------------------------------------------------------------------------

Source: Based on BP Statistical Review of World Energy, 1994 Edition, and United Nations population data.

THE GLOBAL NATURAL RESOURCES FUND ANNUAL RESULTS

OUR PEOPLE
The Fund is managed by an experienced team. I have 21 years of experience in the investment management industry, and for the last 2 1/2 years I have been working with Paul Stephens on the natural resource holdings of The Robertson Stephens Contrarian Fund. Working with me on the research effort for The Robertson Stephens Global Natural Resources Fund is Borden Putnam, who recently joined Robertson Stephens. Borden has more than 20 years of experience in the mining industry, primarily in exploration for base and precious metals. Most recently, he spent nearly five years with Mineral Resources Development, Inc. (MRDI), an internationally recognized mining engineering consulting firm, where he held the positions of chief geologist and vice president, geology.

OUR PROCESS
Our process is typically "grassroots" research. We like to get out of the office to visit managements and operating locations. We want an understanding of the unit economics of the business and the company's capital allocation process. We concentrate on corporate strategic direction, not quarterly earnings

"The Fund is managed by an EXPERIENCED team."

                                                   ROBERTSON, STEPHENS & COMPANY

estimates. We will look for companies that can grow their reserves, operate at a low cost, and produce a rate of return on capital greater than the company's cost of capital over a commodity price cycle. For commodities-based service companies we use the same cash flow rate of return methodology.

OUR POSITION
We are currently (January 25, 1996) 42% invested and positioned (see Table 4):


Table 4.
Invested Position of Fund
As of January 25, 1996

                                                                       % OF FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gold Mining                                                                  17%
Energy & Energy Services                                                     11
Aluminum                                                                      6
Chemicals                                                                     2
Coal                                                                          2
Nickel                                                                        2
Real Estate                                                                   2
--------------------------------------------------------------------------------
                                                                             42%
--------------------------------------------------------------------------------


LOW CORRELATION TO S&P 500 INDEX
The natural resources asset class is one means of diversifying away from the broad market. Historically, this sector has had a low correlation to the S&P 500 Index. Considering the sector's volatility, investors in natural resource companies should be both patient and bold. Former Magellan Fund manager Peter Lynch has commented, "Everybody's got the brains to make money in the stock market. But do they have the stomach? That's the key organ."

Thank you for your support and trust. It is our hope that we can build a profitable, long-term relationship.
                                                               January 30, 1996

Sincerely,

/s/ Andrew P. Pilara, Jr.
ANDREW P. PILARA, JR.
Portfolio Manager

TO HEAR MY ONGOING THOUGHTS ON THE FUND, CALL OUR 24-HOUR HOTLINE AT 1-800-766-3863.

THE GLOBAL NATURAL RESOURCES FUND ANNUAL RESULTS

FUND PERFORMANCE

CUMULATIVE TOTAL RETURNS

                                           GLOBAL NATURAL RESOURCES      S&P 500
FOR THE PERIOD ENDED 12/31/95                                  FUND     INDEX(1)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Since inception (11/15/95)(2)                                 1.20%        3.98%
--------------------------------------------------------------------------------

(1) The Standard & Poor's Composite Index of 500 Stocks (S&P 500) is a widely recognized, unmanaged index of market activity based on the aggregate performance of a selected portfolio of publicly traded stocks. It is widely recognized as representative of the stock market in general. Investment results assume the reinvestment of dividends paid on the stocks comprising the index.

(2) Date that the Fund's shares were first offered to the public.

Investors should realize that all performance data presented is based upon past performance during limited periods of time, and that past performance is no guarantee of future performance. Investors should also realize that both investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                                   ROBERTSON, STEPHENS & COMPANY

PORTFOLIO SUMMARY
AS OF DECEMBER 31, 1995

[GRAPH]

TOP TEN HOLDINGS

1.
CATELLUS DEVELOPMENT CORPORATION
A major diversified real estate company. Owns, develops, and manages industrial, residential, and commercial properties, primarily in California.

2.
INCO, LTD.
Produces nickel, and other alloys, copper, cobalt, and precious metals.

3.
SUNCOR, INC.
An integrated oil and gas company. Mines and upgrades oil sands to produce and market high-quality, light, sweet, crude oil.

4.
AMERADA HESS CORPORATION
Explores for, produces, purchases, transports, and sells crude oil and natural gas.

5.
ALUMINUM COMPANY OF AMERICA
Produces fabricated aluminum products used primarily by packaging, transportation, building, and industrial customers worldwide.

6.
ZEIGLER COAL HOLDING COMPANY
Operates 13 underground and surface coal mining complexes in six states, import/export terminals in Virginia and South Carolina, and a clean coal plant in Wyoming.

7.
WESTERN MINING HOLDINGS, LTD. ADR
Explores for, develops, produces, and processes mineral and petroleum products.

8.
NEW CACHE PETROLEUMS, LTD.
Explores for, develops, and produces oil and natural gas in the province of Alberta.

9.
NL INDUSTRIES, INC.
An international producer of titanium dioxide pigments and specialty chemicals.

10.
MAXXAM, INC.
A large resource company. Holds majority ownership and control of Kaiser Aluminum and Pacific Lumber, plus numerous real estate assets.

THE GLOBAL NATURAL RESOURCES FUND ANNUAL RESULTS

SCHEDULE OF NET ASSETS

DECEMBER 31, 1995                                          SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------

ALUMINUM - 12.6%
Aluminum Company of America(1)                                600     $  31,725
Kaiser Aluminum Corporation                                 1,300        16,900
MAXXAM, Inc.                                                  700        24,675
Western Mining Holdings, Ltd. - ADR(1,2)                    1,000        26,125
--------------------------------------------------------------------------------
                                                                         99,425
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
COAL MINING - 3.5%
Zeigler Coal Holding Company(1)                             2,000        27,750
--------------------------------------------------------------------------------
                                                                         27,750
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ENERGY - 14.8%
Alberta Energy Company, Ltd.(1)                               900        14,400
Amerada Hess Corporation(1)                                   600        31,800
New Cache Petroleums, Ltd.                                  8,000        25,192
Olympia Energy, Inc., Class A                              25,000        14,280
Suncor, Inc.(1)                                             1,000        31,875
--------------------------------------------------------------------------------
                                                                        117,547
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ENERGY SERVICES - 1.7%
Ryan Energy Technologies, Inc.                             16,000         9,374
Veritas Energy Services, Inc.                                 700         3,845
--------------------------------------------------------------------------------
                                                                         13,219
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
GOLD MINING - 5.5%
Ashanti Goldfields - GDR(1,3)                                 727        14,540
Bakyrchik Gold PLC                                          1,000         4,287
Emperor Mines, Ltd.                                         5,000         7,990
Golden Shamrock Mines, Ltd.                                10,000         6,169
Golden Star Resources, Ltd.(1)                              2,000        10,250
--------------------------------------------------------------------------------
                                                                         43,236
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NICKEL MINING - 4.2%
Inco, Ltd.(1)                                               1,000        33,250
--------------------------------------------------------------------------------
                                                                         33,250
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

10


                                                   ROBERTSON, STEPHENS & COMPANY

                                                           SHARES         VALUE
--------------------------------------------------------------------------------
REAL ESTATE - 4.5%
Catellus Development Corporation                            6,000     $  36,000
--------------------------------------------------------------------------------
                                                                         36,000
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 3.1%
NL Industries, Inc.                                         2,000        24,750
--------------------------------------------------------------------------------
                                                                         24,750
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 49.9% (Cost: $389,087)                              395,177
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS
--------------------------------------------------------------------------------
Cash                                                                     81,423
Federal Mortgage Corporation Discount Note, 5.65%,
  due 1/4/96                                                            499,765
--------------------------------------------------------------------------------
TOTAL CASH AND CASH EQUIVALENTS - 73.4%                                 581,188


--------------------------------------------------------------------------------
OTHER LIABILITIES, NET - (23.3)%                                       (184,621)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100%                                               $ 791,744
--------------------------------------------------------------------------------

(1)  Income - producing security.
(2)  ADR - American Depository Receipts.
(3)  GDR - Global Depository Receipts.

The accompanying notes are an integral part of these financial statements.

THE GLOBAL NATURAL RESOURCES FUND ANNUAL RESULTS

STATEMENT OF NET ASSETS

DECEMBER 31, 1995
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------

Investments, at value (Cost: $389,087)                               $  395,177
Cash and cash equivalents                                               581,188
Receivable for fund shares subscribed                                     7,000
Receivable from Adviser                                                   5,748
Receivables, other                                                       32,538
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          1,021,651


--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                       209,659
Accrued expenses                                                         20,248
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                       229,907



--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                        791,744
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid-in capital                                                         784,748
Accumulated undistributed investment income                                 906
Net unrealized appreciation on investments                                6,090
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                     $  791,744
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PRICING OF SHARES:                                                   $    10.12
     Net Asset Value, offering and redemption price per share
     (Net assets of $791,744 applicable to 78,211 shares
     of beneficial interest outstanding with no par value)
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY

STATEMENT OF OPERATIONS

FOR THE PERIOD FROM 11/15/95
(COMMENCEMENT OF OPERATIONS)
THROUGH 12/31/95
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                             $    2,139
Dividends                                                                    50
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   2,189


--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Professional fees                                                         2,104
Shareholder reports                                                       1,521
Trustees' fees and expenses                                                 742
Custodian and transfer agent fees                                           645
Registration and filing fees                                                584
Organizational expenses                                                     500
Investment advisory fees                                                    470
Other                                                                       231
Distribution fees                                                           117
Administration fees                                                         117
--------------------------------------------------------------------------------
Total Expenses                                                            7,031
Less: Reimbursement from Adviser                                         (5,748)
--------------------------------------------------------------------------------
TOTAL EXPENSES, NET                                                       1,283


--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                       906
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION)
  ON INVESTMENTS
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                      6,090
--------------------------------------------------------------------------------
TOTAL UNREALIZED APPRECIATION ON INVESTMENTS                              6,090


--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $    6,996
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

THE GLOBAL NATURAL RESOURCES FUND ANNUAL RESULTS

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD FROM 11/15/95
(COMMENCEMENT OF OPERATIONS)
THROUGH 12/31/95
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------

Net investment income                                                $      906
Net change in unrealized appreciation on investments                      6,090
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      6,996


--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
Net investment income                                                         -
Realized gains on investments                                                 -
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                           -


--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets resulting from capital share transactions    784,748
--------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                                        784,748


--------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                            791,744
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of year                                                             0
End of year                                                          $  791,744
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING                                            PERIOD ENDED
THROUGHOUT THE PERIOD:                                              12/31/95(1)
--------------------------------------------------------------------------------
Net Asset Value, beginning of period                                $   10.00
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Net investment income                                                    0.02
Unrealized appreciation on investments                                   0.10
--------------------------------------------------------------------------------
Total increase in net assets resulting from operations                   0.12


--------------------------------------------------------------------------------
Distributions from net investment income                                    -
Distributions from realized gains on investments                            -
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $   10.12
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOTAL RETURN                                                            1.20%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net Assets, end of period                                           $ 791,744
Ratio of Expenses to Average Net Assets                                 2.60%(2)
Ratio of Net Investment Income to Average Net Assets                    1.84%(2)
Portfolio Turnover Rate                                                    0%
--------------------------------------------------------------------------------

(1) The Fund commenced operations on 11/15/95.
(2) If the Fund had paid all of its expenses and had received no reimbursement from the Adviser, the ratio of expenses to average net assets for the period ended December 31, 1995 would have been 14.25%, and the ratio of net investment loss to average net assets would have been (9.81)%.

Per-share data for each of the periods has been determined by using the average number of shares outstanding throughout each period. Ratios, except for total return and portfolio turnover rate, have been annualized.

The accompanying notes are an integral part of these financial statements.

THE GLOBAL NATURAL RESOURCES FUND ANNUAL RESULTS

NOTES TO FINANCIAL STATEMENTS

The Robertson Stephens Global Natural Resources Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a diversified, open-end management investment company. The Fund became effective to offer shares to the public on November 15, 1995. The Trust offers nine series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value+Growth Fund, The Robertson Stephens Contrarian Fund, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Robertson Stephens Information Age Fund, The Robertson Stephens Global Natural Resources Fund, and The Robertson Stephens Global Low-Priced Stock Fund. The assets for each series are segregated and accounted for separately.

The Global Natural Resources Fund, for book and tax purposes, has a calendar (12/31) year-end. These financial statements reflect operations for the period from November 15, 1995 (Commencement of Operations), through December 31, 1995.

NOTE 1  SIGNIFICANT ACCOUNTING POLICIES:
The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A.   INVESTMENT VALUATIONS:
Marketable securities including options and foreign securities are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Foreign securities prices are generally denominated in foreign currencies. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of The London Stock Exchange prior to when the Fund's net asset value is next determined. At December 31, 1995, 100% of the Fund's long positions were valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use all available resources including quotations from market makers and fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which would have a significant impact on the value of a security. At December 31, 1995, none of the Fund's long positions were valued using these guidelines and procedures.

                                                   ROBERTSON, STEPHENS & COMPANY

B.   REPURCHASE AGREEMENTS:
Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Advisor to have satisfactory creditworthiness.

C.   FEDERAL INCOME TAXES:
The Fund has made no provision for federal income tax for the period from November 15, 1995 (Commencement of Operations) through December 31, 1995. The Fund complied with requirements of the Internal Revenue Code for qualifying as a regulated investment company so as not to be subject to federal income tax.

D.   SECURITIES TRANSACTIONS:
Securities transactions are accounted for on the date the securities are purchased, sold, or sold short (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

E.   FOREIGN CURRENCY TRANSLATION:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rate each day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F.   INVESTMENT INCOME:
Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

G.   CAPITAL ACCOUNTS:
The Fund follows the provisions of the AICPA's Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" ("SOP"). The purpose of this SOP is to report undistributed net investment income and accumulated net realized gain or loss accounts in such a manner as to approximate amounts available for future distributions to shareholders, if any.

NOTE 2  CAPITAL SHARES:

A.   TRANSACTIONS:
The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, were as follows:

11/15/95 - 12/31/95                                   SHARES             AMOUNT
--------------------------------------------------------------------------------
Shares sold                                           79,226         $  794,930
Shares reinvested                                          -                  -
--------------------------------------------------------------------------------
                                                      79,226            794,930


--------------------------------------------------------------------------------
Shares redeemed                                       (1,015)           (10,182)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Net increase                                          78,211         $  784,748
--------------------------------------------------------------------------------

THE GLOBAL NATURAL RESOURCES FUND ANNUAL RESULTS

NOTE 3    TRANSACTIONS WITH AFFILIATES:

A.   ADVISORY FEES AND EXPENSE LIMITATION:
Under the terms of an advisory agreement, which is reviewed and approved annually by the Fund's Board of Trustees, the Fund pays Robertson, Stephens & Company Investment Management, L.P. ("RSIM"), an investment advisory fee and an administrative services fee calculated respectively at an annual rate of 1.00% and 0.25% of the average daily net assets of the Fund. For the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, the Fund incurred investment advisory fees and administrative fees of $470 and $117, respectively. RSIM has agreed to reimburse the Fund for any annual operating expenses, including investment advisory fees but excluding distribution fees which exceed the most stringent limits prescribed by any state in which the Fund's shares are offered for sale. For the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, the Advisor agreed to reimburse $5,748 of its fees and other expenses.

B.   AFFILIATED PERSONS:
Certain officers and Trustees of the Fund are also Members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the parent of Robertson Stephens & Company LLC (RS & Co.), the Fund's Distributor and RSIM, the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer, and a Trustee of the Fund, is also a Director of RSIM, a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial Officer of RS & Co. John P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

C.   COMPENSATION OF TRUSTEES AND OFFICERS:
Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $742 for the period from November 15, 1995 (Commencement of Operations) through December 31, 1995.

D.   DISTRIBUTION FEES:
The Fund has entered into an agreement with RS & Co. for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is approved annually by the Fund's Board of Trustees. Under the Plan, RS & Co. is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an annual rate of 0.25% of the average daily net assets of the Fund. For the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, the Fund incurred distribution fees of $117.

                                   ROBERTSON, STEPHENS & COMPANY

E.   BROKERAGE COMMISSIONS:
RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, the Fund paid brokerage commissions of $515 to RS & Co. which represented 41% of total commissions paid for the period.

NOTE 4    INVESTMENTS:

A.   PORTFOLIO TURNOVER RATE:
The portfolio turnover rate, which is calculated based on the lesser of the cost of investments purchased or the proceeds from investments sold (excluding short-term investments), measured as a percentage of the Fund's average monthly investment portfolio for the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, was 0%.

B.   TAX BASIS OF INVESTMENTS:
At December 31, 1995, the cost of investments for federal income tax purposes was $389,087. Accumulated net unrealized appreciation on investments was $6,090, consisting of gross unrealized appreciation and depreciation of $9,940 and $(3,850), respectively.

C.   INVESTMENT PURCHASES AND SALES:
For the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, the cost of investments purchased and the proceeds from investments sold (excluding short-term investments) were $389,087 and $0, respectively.

D.   FOREIGN SECURITIES:
Foreign securities investments involve special risks and considerations not typically associated with those of U.S. origin. These risks include, but are not limited to, reevaluation of currencies, adverse political, social, and economic developments, and less reliable information about issuers. Moreover, securities of many foreign companies and markets may be less liquid and their prices more volatile than those of U.S. companies and markets.

The Fund intends to invest no more than 40% of its total assets exclusively in one foreign country. At December 31, 1995, the Fund had its largest concentration of foreign investments, worth 13% of the Fund's total assets, in Canada.

THE GLOBAL NATURAL RESOURCES FUND ANNUAL RESULTS

INDEPENDENT ACCOUNTANTS' REPORT


To the Shareholders and Board of Trustees of The Robertson Stephens Global Natural Resources Fund

In our opinion, the accompanying statement of net assets, including the schedule of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Robertson Stephens Global Natural Resources Fund (one of the series constituting The Robertson Stephens Investment Trust, hereinafter referred to as the "Fund") at December 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the period from November 15, 1995 (Commencement of Operations), through December 31, 1995, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1995, by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.


/s/ PRICE WATERHOUSE LLP
Price Waterhouse LLP
San Francisco, California
February 15, 1996

ADMINISTRATION

OFFICERS AND TRUSTEES
G. Randy Hecht
President, Chief Executive Officer

Terry R. Otton
Chief Financial Officer

Leonard B. Auerbach, Trustee
Daniel R. Cooney, Trustee
James K. Peterson, Trustee
John P. Rohal, Trustee
Robert I. Goldbaum, Secretary

INVESTMENT ADVISER
Robertson, Stephens & Company Investment Management, L.P.
555 California Street, Suite 2600
San Francisco, CA 94104

DISTRIBUTOR
Robertson, Stephens & Company LLC
555 California Street, Suite 2600
San Francisco, CA 94104
1-800-766-3863

TRANSFER AGENT AND DISBURSING AGENT
State Street Bank & Trust Company
c/o National Financial Data Services
Kansas City, MO
1-800-272-6944

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

AUDITORS
Price Waterhouse LLP
San Francisco, CA

LEGAL COUNSEL
Ropes & Gray
Boston, MA

This report is submitted for the information of shareholders of The Robertson Stephens Global Natural Resources Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Published February 27, 1996

THE ROBERTSON STEPHENS MUTUAL FUNDS


In addition to THE GLOBAL NATURAL RESOURCES FUND, Robertson Stephens offers the following mutual funds:

THE CONTRARIAN FUND
A DEFENSIVE POSITION IN TODAY'S VOLATILE MARKET - Invests in attractively priced, growing companies worldwide that are out of favor or have not been discovered by institutional investors. Adheres to an independent, aggressive, and flexible investment strategy. The Fund may engage in short sales and invests in companies of all sizes. Managed by Paul Stephens.

THE DEVELOPING COUNTRIES FUND
A PORTFOLIO OF GROWING COMPANIES IN EMERGING MARKETS - Invests in publicly traded equities of developing countries. The Fund may engage in short sales and/or invest in private placement emerging market equity securities. No load. Managed by Michael Hoffman.

THE EMERGING GROWTH FUND
SEEKING TO INVEST IN AMERICA'S MOST DYNAMIC, GROWTH-ORIENTED INDUSTRIES - Invests primarily in common stocks of emerging growth companies
(predominantly technology, specialty retailing, and health care) with above-average growth potential. No load. Managed by Dave Evans.

THE GLOBAL LOW-PRICED STOCK FUND
SEEKING OVERLOOKED AND UNDERVALUED COMPANIES - Invests in companies worldwide that are low-priced (stock prices no greater than $10 per share), have future growth potential, but are underappreciated by other investors. No load. Managed by Hannah Sullivan.

THE GROWTH & INCOME FUND
SEEKING HIGH GROWTH WHILE MODERATING RISK - Invests primarily in small- and mid-cap company stocks and convertible bonds and preferred stocks. No load. Managed by John Wallace.

THE INFORMATION AGE FUND
FOCUSING ON INVESTMENTS IN THE INFORMATION TECHNOLOGY SECTOR -
Invests in a wide range of technology companies with strong fundamentals, market advantage, and growth potential, including computer hardware and software, telecommunications, and multimedia. No load. Managed by Ron Elijah.

THE PARTNERS FUND
SMALL-CAP VALUE WITH A CONTRARIAN DISCIPLINE - Invests with a value methodology combining traditional Graham & Dodd balance sheet analysis and cash flow analysis. No load. Managed by Andy Pilara, Jr.

THE VALUE+GROWTH FUND
A GROWTH FUND FOR VALUE-CONSCIOUS INVESTORS - Invests in mid-cap growth companies with favorable price/earnings ratios in sectors with the potential for above-average growth. Ability to short sell. No load. Managed by Ron Elijah.


For a discussion of the risks associated with using options, international investing, investing in a few sectors, allocating a large percentage of the portfolio to one security, and short selling, please read the prospectus.

ROBERTSON STEPHENS & COMPANY
MUTUAL FUNDS

555 CALIFORNIA STREET, SUITE 2600
SAN FRANCISCO, CALIFORNIA 94104

FUND NEWS & INFORMATION

ROBERTSON STEPHENS
INVESTOR SERVICES

-    Knowledgeable mutual fund representatives.

-    Automated access to daily net asset values.

-    Portfolio managers' hotline, 24 hours a day.

1-800-766-3863


ROBERTSON STEPHENS
MUTUAL FUND E-MAIL

funds@rsco.com

ROBERTSON STEPHENS
ACCOUNTLINK
-    Automated account information, 24 hours a day.

1-800-624-8025

The views expressed in this report were those of the Fund's portfolio manager as of the date specified, and may not reflect the views of the portfolio manager on the date they are first published or at any other time thereafter. RSIM and its affiliates may buy or sell investments at any time for the Fund or their other clients or for their own accounts and will not necessarily do so in a manner consistent with the views expressed in this report. The prices at which they buy or sell investments may be affected favorably by the contents of this report or the timing of its publication. THE VIEWS EXPRESSED IN THIS REPORT ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE; INVESTORS SHOULD CONSULT THEIR OWN INVESTMENT PROFESSIONALS AS TO THEIR INDIVIDUAL INVESTMENT PROGRAMS.